22. Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Parent Condensed Balance Sheets
Community Bancorp. (Parent Company Only)
Condensed Balance Sheets
December 31, 2012 and 2011

Assets	2012	2011

Cash	$ 236,514	$ 196,945
Investment in subsidiary - Community National Bank	55,650,407	53,226,506
Investment in Capital Trust	387,000	387,000
Income taxes receivable	436,944	416,781
Total assets	$56,710,865	$54,227,232

Liabilities and Shareholders' Equity
Liabilities
Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	471,290	421,823
Total liabilities	13,358,290	13,308,823

Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding
at December 31, 2012 and 2011 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31,
2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31,
2012 and 2011, respectively (including 19,182 and 24,324 shares issued
February 1, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409

Total liabilities and shareholders' equity	$56,710,865	$54,227,232

Parent Condensed Statements of Income
Community Bancorp. (Parent Company Only)
Condensed Statements of Income
Years Ended December 31, 2012 and 2011

	2012	2011
Income
Bank subsidiary distributions	$2,863,000	$2,660,000
Dividends on Capital Trust	29,257	29,257
Total income	2,892,257	2,689,257

Expense
Interest on junior subordinated debentures	974,257	974,257
Administrative and other	340,129	280,826
Total expense	1,314,386	1,255,083

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	1,577,871	1,434,174
Income tax benefit	436,944	416,781

Income before equity in undistributed net income of subsidiary	2,014,815	1,850,955
Equity in undistributed net income of subsidiary	2,385,875	1,732,591
Net income	$4,400,690	$3,583,546

Parent Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)
Condensed Statements of Cash Flows
Years Ended December 31, 2012 and 2011

	2012	2011
Cash Flows from Operating Activities
Net income	$ 4,400,690	$ 3,583,546
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(2,385,875)	(1,732,591)
Decrease (increase) in income taxes receivable	(20,162)	25,021
Net cash provided by operating activities	1,994,653	1,875,976

Cash Flows from Financing Activities
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,767,584)	(1,614,647)
Net cash used in financing activities	(1,955,084)	(1,802,147)
Net increase in cash	39,569	73,829

Cash
Beginning	196,945	123,116
Ending	$ 236,514	$ 196,945

Cash Received for Income Taxes	$ 416,781	$ 441,802

Cash Paid for Interest	$ 974,257	$ 974,257

Dividends paid:
Dividends declared	$ 2,666,741	$ 2,613,143
Increase in dividends payable attributable to dividends declared	(49,467)	(47,733)
Dividends reinvested	(849,690)	(950,763)
	$ 1,767,584	$ 1,614,647